Derivative Instruments and Hedging Activities - Effect of Losses on Derivatives (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Realized (losses) gains relating to:
Unrealized Gain (Loss) on Derivatives			$ 4,353	$ (77,421)
Unrealized gains (losses) relating to:
Total realized and unrealized gains (losses) on derivative instruments	$ 20,247	$ (77,102)	(102,280)	(90,182)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Sale of Derivatives	(15,271)	(30,797)	(47,373)	(66,144)
Realized (losses) gains relating to:
Unrealized Gain (Loss) on Derivatives	35,518	(46,305)	(54,907)	(24,038)
Unrealized gains (losses) relating to:
Total realized and unrealized gains (losses) on derivative instruments	20,247	(77,102)	(102,280)	(90,182)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Sale of Derivatives	(13,507)	(15,857)	(40,989)	(45,378)
Realized (losses) gains relating to:
Unrealized Gain (Loss) on Derivatives	31,894	(43,453)	(67,845)	(22,303)
Not Designated as Hedging Instrument [Member] | Foreign currency forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Sale of Derivatives	(1,764)	(4,064)	(6,384)	(9,890)
Realized (losses) gains relating to:
Unrealized Gain (Loss) on Derivatives	$ 3,624	(2,852)	12,938	$ (1,735)
Termination of interest rate swap [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Sale of Derivatives		$ (10,876)	$ (10,876)